Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2025
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value	Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss
The Barclays Bank Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the
Barclays Bank Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note
13). In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income, unless the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in profit and loss. In these scenarios, all gains and losses on that liability (including the effects of changes in the credit risk of the liability) are presented in profit and loss. On derecognition of the financial liability no amounts relating to own credit risk are recycled to the income statement. The details on how the fair value amounts are arrived at for financial liabilities designated at fair value are described in Note 16.

	Barclays Bank Group
	2025		2024
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	85,086	99,105	76,833	92,479
Deposits	48,997	51,262	46,383	48,201
Repurchase agreements and other similar secured borrowing	158,857	159,276	156,024	156,600
Subordinated debt	587	967	537	957
Financial liabilities designated at fair value	293,527	310,610	279,777	298,237
The cumulative own credit net loss recognised for Barclays Bank Group is £1,335m (2024: £1,434m)